ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Dec. 31, 2015 USD ($) individual	Dec. 31, 2015 CNY (¥) individual	Dec. 31, 2014 CNY (¥)
ACCRUED EXPENSES AND OTHER PAYABLES
Payables for purchase of property and equipment	$ 4,689,000	¥ 30,377,000	¥ 36,960,000
Payables for cloud infrastructure construction in process			109,351,000
Advance from potential buyers of part of the cloud infrastructure			225,000,000
Advance from customers	2,338,000	15,146,000	11,860,000
Other tax payables	(812,000)	(5,261,000)	12,740,000
Other accrued expenses	5,581,000	36,147,000	15,892,000
Total	11,796,000	76,409,000	¥ 411,803,000
Advances from potential buyers of part of cloud infrastructure reclassified and included in liabilities held for sale	$ 153,910,000	¥ 997,000,000
Number of potential buyers of part of the Cloud infrastructure | individual	2	2